Summary of Significant Accounting Policies (Landfill Closure and Post-Closure) (Details)	Dec. 31, 2013	Dec. 31, 2012
Canada
Asset Retirment Obligations Rate [Line Items]
Asset Retirement Obligations Inflation Rate	2.00%	2.00%
UNITED STATES
Asset Retirment Obligations Rate [Line Items]
Asset Retirement Obligations Inflation Rate	2.50%	2.50%
Minimum [Member] | Canada
Asset Retirment Obligations Rate [Line Items]
Asset Retirement Obligations Credit Adjusted Risk Free Rate	4.60%	4.60%
Minimum [Member] | UNITED STATES
Asset Retirment Obligations Rate [Line Items]
Asset Retirement Obligations Credit Adjusted Risk Free Rate	4.50%	4.50%
Maximum [Member] | Canada
Asset Retirment Obligations Rate [Line Items]
Asset Retirement Obligations Credit Adjusted Risk Free Rate	9.50%	9.50%
Maximum [Member] | UNITED STATES
Asset Retirment Obligations Rate [Line Items]
Asset Retirement Obligations Credit Adjusted Risk Free Rate	7.20%	7.20%